Debt	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Debt

NOTE 18. DEBT

The Federal Income Law applicable to PEMEX as of January 1, 2018, published in the Official Gazette of the Federation on November 15, 2017, authorized Petróleos Mexicanos and its Subsidiary Entities to incur an internal net debt up to Ps. 30,000,000 and an external net debt up to U.S. $6,182,800. PEMEX can incur additional internal or external debt, as long as the total amount of net debt (Ps. 143,000,000 equivalent to U.S. $7,813,000) does not exceed the ceiling established by the Federal Income Law.

The Board of Directors approves the terms and conditions for the incurrence of obligations that constitute public debt of Petróleos Mexicanos for each fiscal year, in accordance with the Petróleos Mexicanos Law and the Reglamento de la Ley de Petróleos Mexicanos (Regulations to the Petróleos Mexicanos Law). These terms and conditions are promulgated in accordance with the guidelines approved by the SHCP for Petróleos Mexicanos for the respective fiscal year.

Subsequently, the Board of Directors of PEMEX approved the debt program for fiscal year 2018 in accordance with Article 13 section XXVI of the Petróleos Mexicanos Law.

During the period from January 1 to December 31, 2018, PEMEX participated in the following financing activities:

•

On February, 12, 2018, Petróleos Mexicanos issued U.S. $4,000,000 of debt securities under its U.S. $92,000,000 Medium-Term Notes Program, Series C, in two tranches: (1) U.S. $2,500,000 5.35% Notes due 2028 and (2) U.S. $1,500,000 6.35% Bonds due 2048.

•

On February 12, 2018, Petróleos Mexicanos consummated an exchange offer pursuant to which it exchanged (1) U.S. $952,454, aggregate principal amount of its outstanding 5.500% Bonds due 2044 for U.S. $881,899, aggregate principal amount of its new 6.350% Bonds due 2048 and (2) U.S. $ 1,021,065, aggregate principal amount of its outstanding 5.625% Bonds due 2046 for U.S. $946,764, aggregate principal amount of its new 6.350% Bonds due 2048.

•

On March 5, 2018, Petróleos Mexicanos consummated a tender offer pursuant to which it purchased U.S. $138,598 aggregate principal amount of its outstanding 3.125% Notes due 2019, U.S. $558,644 aggregate principal amount of its outstanding 5.500% Notes due 2019, U.S. $91,843 aggregate principal amount of its outstanding 8.000% Notes due 2019, U.S. $183,017 aggregate principal amount of its outstanding 6.000% Notes due 2020 and U.S. $817,303 aggregate principal amount of its outstanding 3.500% Notes due 2020.

•

On March 27, 2018, Petróleos Mexicanos entered into a credit line in the amount of U.S. $181,101, which bears interest at a rate linked to LIBOR plus 70 basis points, due February 2025 and was used on April 13, 2018.

•	On April 16, 2018, Petróleos Mexicanos increased its Medium-Term Notes Program, Series C, from U.S. $92,000,000 to U.S. $102,000,000.

•

On May 24, 2018, Petróleos Mexicanos issued €3,150,000 of debt securities under its U.S.$102,000,000 Medium Term Notes Program, Series C in four tranches: (i) €600,000 of its 2.500% Notes due on November 24, 2022; (ii) €650,000 of its Floating Rate Notes due on August 24, 2023; (iii) €650,000 of its 3.625% Notes due on November 24, 2025; and (iv) €1,250,000 of its 4.750% Notes due on February 26, 2029. All debt securities issued under this program are guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services and their respective successors and assignees.

•	On June 4, 2018, Petróleos Mexicanos issued CHF365,000 of its 1.750% Notes due 2023 under its U.S.$102,000,000 Medium Term Notes Program, Series C.

•

On June 26, 2018, Pro-Agroindustrias, refinanced a credit line for U.S. $250,000 by entering into a new credit line for the same amount, which bears interest at a floating rate linked to LIBOR plus 300 basis points on a quarterly basis and matures on December 26, 2025. This credit agreement is guaranteed by Petróleos Mexicanos.

•	On August 23, 2018, Petróleos Mexicanos entered into a loan agreement in the amount of U.S. $200,000, which bears interest at a floating rate linked to LIBOR and matures in 2023.

•	On October 23, 2018 Petróleos Mexicanos issued U.S. $ 2,000,000, of debt securities under U.S. $ 102,000,000 of its 6.500%, Medium-Term Notes Program, Series C, due 2029.

•	On November 9, 2018, Petróleos Mexicanos entered into a revolving credit facility in the amount of Ps. 9,000,000, which matures in 2023.

•	On November 30, 2018, Petróleos Mexicanos borrowed U.S. $250,000 from a bilateral credit line, which bears interest at a floating rate linked to LIBOR plus 80 basis points and matures in 2028.

As of December 31, 2018, Petróleos Mexicanos had U.S. $6,700,000 and Ps. 32,500,000 in available credit lines in order to ensure liquidity, which U.S. $6,400,000 and Ps. 26,200,000 are available.

All the financing activities were guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services (in the case of Pemex Cogeneration and Services, until July 27, 2018, the date it was liquidated (see Note 1)).

From January 1 to December 31, 2018, PMI HBV (until July 31, 2018) and P.M.I. Holdings Holland Services, B.V., obtained U.S. $ 21,449,200 from its revolving credit line and repaid U.S. $ 21,099,000. As of December 31, 2017, the outstanding amount under this revolving credit line was U.S. $350,000. As of December 31, 2018, the outstanding amount under this revolving credit line was U.S. $ 700,000.

The Federal Income Law applicable to PEMEX as of January 1, 2017, published in the Official Gazette of the Federation on November 17, 2016, authorized Petróleos Mexicanos and its Subsidiary Entities to incur an internal net debt up to Ps. 28,000,000 and an external net debt up to U.S. $7,100,000. PEMEX can incur additional internal or external debt, as long as the total amount of net debt (Ps. 150,000,000 equivalent to U.S. $8,055,900) does not exceed the ceiling established by the Federal Income Law.

On July 8, 2016, the Board of Directors of Petróleos Mexicanos approved policies and general requirements for obligations that constitute public debt of Petróleos Mexicanos and Subsidiary Entities, in accordance with Article 106 section I of the Petroleos Mexicanos Law.

Subsequently, the Board of Directors of PEMEX, approved the debt program for fiscal year 2017 in accordance with Article 13 section XXVI of the Petróleos Mexicanos Law.

During the period from January 1 to December 31, 2017, PEMEX participated in the following financing activities:

a.

On February 14, 2017, Petróleos Mexicanos issued € 4,250,000 of debt securities under its Medium-Term Notes Program, Series C in three tranches: (i) € 1,750,000 of its 2.50% Notes due August 2021;(ii) € 1,250,000 of its 3.75% Notes due February 2024; and (iii) € 1,250,000 of its 4.875% Notes due February 2028.

b.

On April 6, 2017, Petróleos Mexicanos executed a U.S. $132,000, non-revolving bilateral credit line from Banco Mercantil del Norte, S.A., Institución de Banca Múltiple, Grupo Financiero Banorte, due on April 6, 2024, which bears a fixed interest rate of 5.25%.

c.

On May 15, 2017, Petróleos Mexicanos entered into a simple credit line in the amount of U.S. $400,000 at a floating interest rate linked to LIBOR plus 165 basis points, due May 2020 and was used in two tranches of U.S. $200,000 (on May 24, 2017 and July 14, 2017, respectively).

d.	On June 16, 2017, Petróleos Mexicanos increased its Medium-Term Notes Program, Series C, from U.S. $72,000,000 to U.S. $92,000,000.

e.	On July 17, 2017, Petróleos Mexicanos entered into a revolving credit facility in the amount of U.S. $1,950,000 and matures in 2020.

f.

On July 18, 2017, Petróleos Mexicanos issued under its U.S.$92,000,000 Medium-Term Notes Program, Series C: (i) U.S. $2,500,000 of its 6.500% Notes due March 2027; and (ii) U.S. $2,500,000 of its 6.75% Bonds due September 2047.

g.

On July 21, 2017, Petróleos Mexicanos consummated a tender offer pursuant to which it purchased U.S. $922,485 aggregate principal amount of its outstanding 5.750% Notes due 2018, U.S. $644,374 aggregate principal amount of its outstanding 3.500% Notes due 2018 and U.S. $172,591 aggregate principal amount of its outstanding 3.125% Notes due 2019.

h.	On November 16, 2017, Petróleos Mexicanos issued £450,000 at a rate interest of its 3.750% Notes due 2025 under its U.S.$92,000,000 Medium-Term Notes Program, Series C.

i.

On December 15, 2017, AGRO refinanced a credit line for U.S. $390,000, prepayingU.S. $140,000 and entering into a new credit line for the outstanding U.S. $250,000, which bears interest at a floating rate linked to LIBOR plus 250 basis points on a quarterly basis and matures on June 29, 2018.

j.

On December 18, 2017, Petróleos Mexicanos entered into a bilateral credit line facility in the amount of U.S. $200,000, which bears interest at a floating rate linked to LIBOR plus 165 basis points and matures on December 18, 2020.

k.

On December 21, 2017, Petróleos Mexicanos borrowed U.S. $300,000 from a bilateral credit line which bears interest at a floating rate linked to LIBOR plus 175 basis points, which matures on December 21, 2022.

All the financing activites were guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services.

From January 1 to December 31, 2017, PMI HBV obtained U.S. $15,141,500 in financing from its revolving credit line and repaid U.S. $14,914,000. As of December 31, 2017, the outstanding amount under this revolving credit line was U.S. $227,500.

As of December 31, 2017, Petróleos Mexicanos had U.S. $6,700,000 and Ps. 23,500,000 in available credit lines in order to ensure liquidity. The available amounts are U.S. $5,400,000 and Ps. 23,500,000, respectively.

Various financial transactions (including credit facilities and bond issuances) require compliance with various covenants that, among other things, place restrictions on the following types of transactions by PEMEX, subject to certain exceptions:

•	The sale of substantial assets essential for the continued operations of its business.

•	The incurrence of liens against its assets.

•	Transfers, sales or assignments of rights to payment not yet earned under contracts for the sale of crude oil or natural gas, accounts receivable or other negotiable instruments.

As of December 31, 2018 and 2017 and as of the date of the issuance of these consolidated financial statements, PEMEX was in compliance with the covenants described above.

As of December 31, 2018, long-term debt was as follows:

	Rate of interest (1)	Maturity	Pesos (thousands)		Foreign currency (thousands)
U.S. dollars
Bonds	Fixed from 1.7% to 9.5% and LIBOR plus 0.35% to 3.65%	Various to 2048	Ps.	1,163,861,026	US$	59,130,566
Purchasing loans	LIBOR plus 0.85%	Various to 2019		5,904,870		300,000
Project financing	Fixed from 2.45% to 3.81% and LIBOR plus 0.24% to 1.75%	Various to 2028		52,159,977		2,650,015
Direct loans	Fixed from 3.31% to 5.25% and LIBOR plus 1.65% to 1.75%	Various to 2031		51,365,998		2,609,676
Syndicated loans	LIBOR plus 0.85%	Various to 2020		39,164,611		1,989,778
Bank loans	LIBOR plus 1.19% to 3.50%	Various to 2023		2,704,412		137,399
Financial leases	Fixed from 4.44% to 4.54%	Various to 2025		6,053,280		307,540
Lease-back (4)	Fixed from 5.4% to 8.4%	Various to 2036		30,903,650		1,570,076

Total financing in U.S. dollars				1,352,117,824	US$	68,695,050

Euros
Bonds	Fixed from 1.875% to 5.5%	Various to 2030		334,044,298		€14,842,851
Financial leases	Fixed to 11.26%	Various to 2022		222		10

Direct loans	Fixed to 5.11%	Various to 2023		11,255,352		500,118

Total financing in Euros				345,299,872		€15,342,979

Japanese yen:
Bonds	Fixed from 0.54% to 3.5% and LIBOR yen plus 0.75%	Various to 2026		31,171,326		¥173,850,117

Pesos
Certificados bursátiles	Mexican Government Treasury Certificates (“Cetes”) , TIIE(1) less 0.06% to 1.35%, and fixed at 7.19% to 9.1%	Various to 2026	Ps.	148,090,688
Direct loans	Fixed at 6.55% and TIIE plus 0.50% to 4.0%	Various to 2029		32,309,858
Syndicated loans	TIIE plus 0.95%	Various to 2025		28,925,329

Total financing in pesos			Ps.	209,325,875
Unidades de Inversión Certificados bursátiles
Certificados bursátiles	Zero rate and Fixed at 3.02% to 5.23%	Various to 2035		59,727,769

Other currencies:
Bonds	Fixed from 1.5% to 8.25%	Various to 2025		48,192,756

Total principal in pesos(2)				2,045,835,422
Plus: accrued interest				33,432,631
Notes payable to contractors(3)				3,018,063

Total principal and interest				2,082,286,116
Less: short-term maturities				154,191,754
Short-term portion of financing lease				2,490,963
Current portion of notes payable to contractors(3)				1,680,361
Accrued interest				33,432,631

Total short-term debt and current portion of long-term debt				191,795,709

Long-term debt			Ps.	1,890,490,407

As of December 31, 2017, long-term debt was as follows:

	Rate of interest (1)	Maturity	Pesos (thousands)		Foreign currency (thousands)
U.S. dollars
Bonds	Fixed from 1.7% to 9.5% and LIBOR plus 0.35% to 3.65%	Various to 2047	Ps.	1,138,845,231	US$	57,556,097
Purchasing loans	LIBOR plus 0.85%	Various to 2018		25,722,710		1,300,000
Project financing	Fixed from 2.35% to 3.81% and LIBOR plus 0.24% to 1.75%	Various to 2025		64,974,389		3,283,741
Direct loans	Fixed from 5.25% to 5.44% and LIBOR plus 1.65%	Various to 2020		43,141,231		2,180,315
Syndicated loans	LIBOR plus 0.85%	Various to 2020		39,347,774		1,988,597
Bank loans	Fixed from 3.5% to 5.28%	Various to 2023		3,451,629		174,442
Financial leases	Fixed from 0.38% to 1.99%	Various to 2025		7,621,062		385,161
Lease-back (4)	Fixed from 0.45% to 0.7%	Various to 2036		32,677,268		1,651,476

Total financing in U.S. dollars				1,355,781,294	US$	68,519,829

Euros
Bonds	Fixed from 1.875% to 5.5%	Various to 2030		287,386,195		€12,097,975
Project financing	Fixed from 2.1% to 5.11%	Various to 2023		11,879,379		500,081

Total financing in Euros				299,265,574		€12,598,056

Japanese yen:
Bonds	Fixed from 0.54% to 3.5% and LIBOR yen plus 0.75%	Various to 2026		30,541,407		¥173,827,018

Pesos
Certificados bursátiles	Mexican Government Treasury Certificates (“Cetes”) , TIIE(1) less 0.06% to 1.35%, and fixed at 7.19% to 9.1%	Various to 2026	Ps.	149,564,918
Direct loans	Fixed at 6.55% and TIIE plus 0.85% to 1.25%	Various to 2025		28,597,423
Syndicated loans	TIIE plus 0.95	Various to 2025		33,646,107

Total financing in pesos			Ps.	211,808,448
Unidades de Inversión Certificados bursátiles
Certificados bursátiles	Zero rate and Fixed at 3.02% to 5.23%	Various to 2035		57,197,211

Other currencies:
Bonds	Fixed from 1.5% to 8.25%	Various to 2025		47,148,936

Total principal in pesos(2)				2,001,742,870
Plus: accrued interest				32,078,624
Notes payable to contractors(3)				4,053,577

Total principal and interest				2,037,875,071
Less: short-term maturities				119,855,835
Short-term portion of financing lease				3,101,723
Current portion of notes payable to contractors(3)				2,173,285
Accrued interest				32,078,624

Total short-term debt and current portion of long-term debt				157,209,467

Long-term debt			Ps.	1,880,665,604

The following table presents the roll-forward of total debt of PEMEX for each of the year ended December 31, 2018 and 2017, which includes short and long-term debt:

	2018 (i)		2017 (i)
Changes in total debt:
At the beginning of the year	Ps.	2,037,875,071	Ps.	1,983,170,730
Loans obtained - financing institutions		899,769,012		704,715,468
Debt payments		(838,934,803)		(639,950,041)
Accrued interest		120,727,022		117,644,548
Interest paid		(115,289,389)		(108,910,417)
Foreign exchange		(19,762,208)		(16,685,439)
Discounts and expenses related to debt issuance		(2,098,589)		(2,109,778)

At the end of the year	Ps.	2,082,286,116	Ps.	2,037,875,071

(i)	These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as Multiple Services Contracts), which do not generate cash flows.

	2019		2020	2021	2022	2023	2024 and thereafter	Total
Maturity of the total principal outstanding and accrued interest as of December 31, 2018, for each of the years ending December 31.	Ps.	191,795,709	189,948,833	184,328,985	171,607,627	168,577,397	1,176,027,565	Ps.	2,082,286,116

(1)

As of December 31, 2018 and 2017, interest rates were as follows: 3 month LIBOR of 2.80763% and 1.69428%, respectively; 6 month LIBOR of 2.875630% and 1.83707%, respectively; TIIE rate of 8.5897% and 7.6241%, respectively, for 28 days; TIIE rate of 8.6375% and 7.6556%, respectively, for 91 days.

(2)	Includes financing from foreign banks of Ps. 1,746,196,819 and Ps. 1,701,363,406, as of December 31, 2018 and 2017, respectively.
(3)	The total amounts of notes payable to contractors as of December 31, 2018 and 2017, current and long-term, are as follows:

	2018		2017
Total notes payable to contractors (a) (b)	Ps.	3,018,063	Ps.	4,053,577
Less: current portion of notes payable to contractors		1,680,361		2,173,285

Notes payable to contractors (long-term)	Ps.	1,337,702	Ps.	1,880,292

(a)

PEMEX has entered into FPWCs pursuant to which the hydrocarbons and construction in progress are property of Pemex Exploration and Production. Pursuant to the FPWC, the contractors manage the work in progress, classified as development, infrastructure and maintenance. As of December 31, 2018 and 2017, PEMEX had an outstanding amount payable of Ps. 1,153,108 and Ps. 1,678,843, respectively.

(b)

During 2007, Pemex-Exploration and Production contracted for the purchase of a Floating Production Storage and Offloading (“FPSO”) vessel. The investment in the vessel totaled U.S. $723,575. As of December 31, 2018 and 2017, the outstanding balances owed to the contractor were Ps. 1,864,955 (U.S. $ 94,751) and Ps. 2,374,734 (U.S. $120,017), respectively. In accordance with the contract, the estimated future payments are as follows:

Year	Amount
2019	U.S.$	25,267
2020		25,267
2021		25,267
2022		18,950

Total	U.S $	94,751

(4)	PEMEX obtained financing through the sale and leaseback of certain infrastructure assets and a plant, which will require periodic payments through 2036.

This transaction was recognized as a financing activity due to the fact that PEMEX retained all of the risks and benefits associated with ownership of the asset and substantially all of the operating rights to the assets.

The outstanding liability for this transaction is payable as follows:

Years	Pesos		U.S. dollars
2019	Ps.	3,865,651	U.S. $	196,396
2020		3,865,651		196,396
2021		3,865,651		196,396
2022		3,865,651		196,396
2023		3,865,651		196,396
2024 and thereafter		35,325,193		1,794,715

		54,653,448		2,776,695
Less: short-term unaccrued interest		2,309,281		117,324
Less: long-term unaccrued interest		21,440,519		1,089,297

Total financing		30,903,648		1,570,074
Less: short-term portion of financing (excluding interest)		1,556,370		79,072

Total long term financing	Ps.	29,347,278	U.S.$	1,491,002

(5)	As of December 31, 2018 and 2017, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	2018		2017
U.S. dollar	Ps.	19.6829	Ps.	19.7867
Japanese yen		0.1793		0.1757
Pounds sterling		25.0878		26.7724
Euro		22.5054		23.7549
Swiss francs		19.9762		20.2992
Canadian dollar		14.4138		15.7858
Australian dollar		13.8617		15.4752